Quarterly Holdings Report
for
Fidelity® Contrafund® K6
September 30, 2023
CONK6-NPRT3-1123
1.9883976.106
Common Stocks - 93.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.7%
Entertainment - 1.9%
Liberty Media Corp. Liberty Formula One Class C	892,072	55,576,086
Liberty Media Corp. Liberty Live Class C	38,180	1,225,578
Netflix, Inc. (a)	1,009,663	381,248,749
The Walt Disney Co. (a)	64,005	5,187,605
Universal Music Group NV	1,940,819	50,647,969
		493,885,987
Interactive Media & Services - 15.8%
Alphabet, Inc.:
Class A (a)	5,456,939	714,095,038
Class C (a)	4,669,800	615,713,130
Bumble, Inc. (a)	297,888	4,444,489
Epic Games, Inc. (a)(b)(c)	14,010	8,724,868
Meta Platforms, Inc. Class A (a)	8,955,277	2,688,463,700
		4,031,441,225
Media - 0.0%
Comcast Corp. Class A	63,879	2,832,395
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	25,696	3,598,725
TOTAL COMMUNICATION SERVICES		4,531,758,332
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.4%
BYD Co. Ltd. (H Shares)	563,518	17,362,117
General Motors Co.	168,826	5,566,193
Hyundai Motor Co. Ltd.	187,700	26,480,400
Li Auto, Inc. ADR (a)	241,033	8,592,826
Rad Power Bikes, Inc. (a)(b)(c)	331,574	222,155
Rivian Automotive, Inc. (a)	103,113	2,503,584
Tesla, Inc. (a)	63,163	15,804,646
Toyota Motor Corp.	851,670	15,279,240
		91,811,161
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	10,156,775	1,291,129,238
Coupang, Inc. Class A (a)(d)	2,508,390	42,642,630
Dollarama, Inc.	129,642	8,932,007
MercadoLibre, Inc. (a)	18,745	23,766,411
		1,366,470,286
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	16,275	2,699,534
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	963,817	132,245,331
Booking Holdings, Inc. (a)	13,265	40,908,597
Cava Group, Inc. (d)	130,358	3,992,866
Chipotle Mexican Grill, Inc. (a)	19,573	35,854,409
Deliveroo PLC Class A (a)(e)	8,755,350	12,776,153
Domino's Pizza, Inc.	19,656	7,445,496
Doordash, Inc. (a)	304	24,159
Evolution AB (e)	51,409	5,206,046
Hilton Worldwide Holdings, Inc.	364,367	54,720,636
Marriott International, Inc. Class A	57,434	11,289,227
McDonald's Corp.	109,050	28,728,132
Penn Entertainment, Inc. (a)	98,278	2,255,480
Restaurant Brands International, Inc.	149,519	9,956,925
		345,403,457
Household Durables - 0.3%
D.R. Horton, Inc.	188,576	20,266,263
Lennar Corp. Class A	563,293	63,218,373
Mohawk Industries, Inc. (a)	36,966	3,172,052
PulteGroup, Inc.	5,072	375,582
		87,032,270
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	48,334	983,137
Sega Sammy Holdings, Inc.	124,946	2,306,785
		3,289,922
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	21,997	1,239,971
Academy Sports & Outdoors, Inc.	632,097	29,879,225
Dick's Sporting Goods, Inc.	389,230	42,262,593
Fanatics, Inc. Class A (a)(b)(c)	332,480	25,541,114
Fast Retailing Co. Ltd.	27,229	5,930,890
O'Reilly Automotive, Inc. (a)	93,774	85,227,438
The Home Depot, Inc.	192,152	58,060,648
TJX Companies, Inc.	656,707	58,368,118
Ulta Beauty, Inc. (a)	14,825	5,921,846
Wayfair LLC Class A (a)	11,222	679,717
Williams-Sonoma, Inc. (d)	531,306	82,564,952
		395,676,512
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	22,930	11,788,084
Dr. Martens Ltd.	212,640	366,592
lululemon athletica, Inc. (a)	16,564	6,387,244
NIKE, Inc. Class B	471,867	45,119,923
On Holding AG (a)	1,388,018	38,614,661
Ralph Lauren Corp. (d)	21,967	2,550,149
Tapestry, Inc.	173,869	4,998,734
		109,825,387
TOTAL CONSUMER DISCRETIONARY		2,402,208,529
CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	125,680	6,967,218
Constellation Brands, Inc. Class A (sub. vtg.)	39,861	10,018,265
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	22,421	2,447,252
PepsiCo, Inc.	549,869	93,169,803
The Coca-Cola Co.	1,756,302	98,317,786
		210,920,324
Consumer Staples Distribution & Retail - 1.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	392,562	19,936,629
Casey's General Stores, Inc.	77,197	20,960,529
Costco Wholesale Corp.	558,894	315,752,754
Walmart, Inc.	304	48,619
		356,698,531
Food Products - 0.2%
Mondelez International, Inc.	599,387	41,597,458
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	38,804	5,609,118
Kenvue, Inc.	383,988	7,710,479
L'Oreal SA	42,626	17,664,730
L'Oreal SA (a)	56,282	23,323,942
Oddity Tech Ltd. (d)	42,141	1,194,697
Olaplex Holdings, Inc. (a)	1,526,777	2,977,215
		58,480,181
TOTAL CONSUMER STAPLES		667,696,494
ENERGY - 4.6%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	43,000	2,506,900
Oil, Gas & Consumable Fuels - 4.6%
Birchcliff Energy Ltd. (d)	240,003	1,367,659
Cameco Corp.	161,501	6,401,900
Canadian Natural Resources Ltd.	1,328,124	85,891,708
Cheniere Energy, Inc.	294,368	48,853,313
Chevron Corp.	493,630	83,235,891
ConocoPhillips Co.	1,591,821	190,700,156
Diamondback Energy, Inc.	50,800	7,867,904
EOG Resources, Inc.	569,353	72,171,186
Exxon Mobil Corp.	3,056,181	359,345,762
Hess Corp.	804,329	123,062,337
Marathon Petroleum Corp.	47,026	7,116,915
Occidental Petroleum Corp. (d)	1,326,320	86,051,642
Pioneer Natural Resources Co.	128,062	29,396,632
PrairieSky Royalty Ltd.	291,343	5,353,890
Reliance Industries Ltd.	164,882	4,656,450
Suncor Energy, Inc.	182,925	6,290,761
Tourmaline Oil Corp.	124,671	6,273,707
Valero Energy Corp.	390,006	55,267,750
		1,179,305,563
TOTAL ENERGY		1,181,812,463
FINANCIALS - 14.5%
Banks - 2.1%
AIB Group PLC	835,025	3,760,857
Banco Santander SA (Spain)	3,601,955	13,716,492
Bank of America Corp.	4,926,679	134,892,471
Bank of Ireland Group PLC	1,093,758	10,742,730
East West Bancorp, Inc.	52,142	2,748,405
First Citizens Bancshares, Inc.	10,783	14,881,618
JPMorgan Chase & Co.	1,461,117	211,891,187
Nu Holdings Ltd. (a)	2,239,188	16,234,113
Royal Bank of Canada	938,447	82,012,633
Starling Bank Ltd. Series D (a)(b)(c)	4,139,223	16,817,386
Wells Fargo & Co.	789,291	32,250,430
		539,948,322
Capital Markets - 0.6%
BlackRock, Inc. Class A	2,518	1,627,862
Brookfield Asset Management Ltd.:
Class A	14,106	470,044
Class A	151,826	5,061,879
Brookfield Corp. (Canada) Class A (d)	98,706	3,086,357
Coinbase Global, Inc. (a)(d)	166,766	12,520,791
Goldman Sachs Group, Inc.	5,041	1,631,116
London Stock Exchange Group PLC	114,400	11,465,847
Morgan Stanley	1,088,074	88,863,004
MSCI, Inc.	21,705	11,136,401
TulCo LLC (a)(b)(c)(f)	1,552	1,270,048
UBS Group AG	428,544	10,622,891
		147,756,240
Consumer Finance - 0.2%
American Express Co.	268,538	40,063,184
Financial Services - 10.0%
Berkshire Hathaway, Inc. Class A (a)	3,938	2,092,956,426
MasterCard, Inc. Class A	147,473	58,386,035
PayPal Holdings, Inc. (a)	87,258	5,101,103
Visa, Inc. Class A	1,772,709	407,740,797
		2,564,184,361
Insurance - 1.6%
American International Group, Inc.	1,249,475	75,718,185
Aon PLC	20,953	6,793,382
Arthur J. Gallagher & Co.	180,293	41,094,183
Chubb Ltd.	236,987	49,335,954
Fairfax Financial Holdings Ltd. (sub. vtg.)	40,170	32,791,674
Intact Financial Corp.	266,654	38,875,630
Marsh & McLennan Companies, Inc.	212,720	40,480,616
Progressive Corp.	665,106	92,649,266
The Travelers Companies, Inc.	275,311	44,961,039
		422,699,929
TOTAL FINANCIALS		3,714,652,036
HEALTH CARE - 12.9%
Biotechnology - 4.2%
Alnylam Pharmaceuticals, Inc. (a)	45,034	7,975,521
Argenx SE (a)	5,312	2,596,652
Argenx SE ADR (a)	121,213	59,591,947
Arrowhead Pharmaceuticals, Inc. (a)	77,863	2,092,179
Exact Sciences Corp. (a)	33,380	2,277,184
Galapagos NV sponsored ADR (a)	330,351	11,413,627
Gilead Sciences, Inc.	290,538	21,772,918
Intellia Therapeutics, Inc. (a)	45,866	1,450,283
Krystal Biotech, Inc. (a)	13,302	1,543,032
Legend Biotech Corp. ADR (a)	275,786	18,524,546
Moonlake Immunotherapeutics (a)	106,211	6,054,027
Recursion Pharmaceuticals, Inc. (a)(d)	718,968	5,500,105
Regeneron Pharmaceuticals, Inc. (a)	680,310	559,867,918
Roivant Sciences Ltd. (a)	455,565	5,320,999
Sarepta Therapeutics, Inc. (a)	23,794	2,884,309
United Therapeutics Corp. (a)	150,106	33,904,442
Vertex Pharmaceuticals, Inc. (a)	899,222	312,695,458
Zai Lab Ltd. (a)	947,134	2,317,713
		1,057,782,860
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	62,600	4,823,956
Boston Scientific Corp. (a)	907,702	47,926,666
Intuitive Surgical, Inc. (a)	362,083	105,833,240
Straumann Holding AG	53,462	6,845,192
Stryker Corp.	46,177	12,618,789
		178,047,843
Health Care Providers & Services - 3.5%
23andMe Holding Co. Class A (a)	520,405	508,800
Cencora, Inc.	44,363	7,984,009
HCA Holdings, Inc.	50,110	12,326,058
UnitedHealth Group, Inc.	1,730,664	872,583,482
		893,402,349
Health Care Technology - 0.0%
Schrodinger, Inc. (a)(d)	84,449	2,387,373
Life Sciences Tools & Services - 0.3%
Danaher Corp.	185,461	46,012,874
Lonza Group AG	22	10,176
Medpace Holdings, Inc. (a)	2,766	669,732
Mettler-Toledo International, Inc. (a)	18,763	20,790,717
Thermo Fisher Scientific, Inc.	14,312	7,244,305
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	185,166	9,089,799
		83,817,603
Pharmaceuticals - 4.2%
Eli Lilly & Co.	1,402,383	753,261,981
Intra-Cellular Therapies, Inc. (a)	132,619	6,908,124
Johnson & Johnson	157,973	24,604,295
Merck & Co., Inc.	1,940,183	199,741,840
Novo Nordisk A/S Series B	243,796	22,197,934
Nuvation Bio, Inc. (a)	2,032,038	2,722,931
Royalty Pharma PLC	1,697,021	46,057,150
Structure Therapeutics, Inc. ADR	99,447	5,014,118
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	281,500	2,871,300
Ventyx Biosciences, Inc. (a)	41,667	1,447,095
Verona Pharma PLC ADR (a)	92,345	1,505,224
Zoetis, Inc. Class A	73,315	12,755,344
		1,079,087,336
TOTAL HEALTH CARE		3,294,525,364
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	238,468	97,523,873
Northrop Grumman Corp.	191,823	84,438,566
Space Exploration Technologies Corp. Class A (a)(b)(c)	73,000	5,913,000
TransDigm Group, Inc. (a)	34,870	29,399,943
		217,275,382
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	466,000	72,635,420
Zipline International, Inc. (a)(b)(c)	87,466	3,516,133
		76,151,553
Building Products - 0.2%
Carrier Global Corp.	229,255	12,654,876
Toto Ltd.	30,448	785,705
Trane Technologies PLC	135,343	27,462,448
		40,903,029
Commercial Services & Supplies - 0.3%
Cintas Corp.	57,948	27,873,567
Clean Harbors, Inc. (a)	165,713	27,733,728
Clean TeQ Water Pty Ltd. (a)(d)	533,669	133,818
GFL Environmental, Inc.	63,915	2,029,563
Republic Services, Inc.	74,359	10,596,901
Waste Connections, Inc. (United States)	17,930	2,407,999
		70,775,576
Construction & Engineering - 0.0%
Larsen & Toubro Ltd.	87,585	3,189,229
Electrical Equipment - 0.7%
AMETEK, Inc.	33,807	4,995,322
Eaton Corp. PLC	429,415	91,585,631
Hubbell, Inc. Class B	172,104	53,939,115
nVent Electric PLC	180,966	9,589,388
Regal Rexnord Corp.	16,100	2,300,368
Vertiv Holdings Co.	364,567	13,561,892
		175,971,716
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd.	851,984	63,328,772
J.B. Hunt Transport Services, Inc.	82,670	15,584,948
Old Dominion Freight Lines, Inc.	117,784	48,190,146
Uber Technologies, Inc. (a)	317,028	14,580,118
Union Pacific Corp.	54,818	11,162,589
		152,846,573
Industrial Conglomerates - 0.7%
General Electric Co.	1,621,171	179,220,454
Machinery - 1.0%
Caterpillar, Inc.	143,570	39,194,610
Deere & Co.	248,121	93,635,903
Fortive Corp.	241,060	17,877,010
Illinois Tool Works, Inc.	11,224	2,584,999
Indutrade AB	102,545	1,902,501
Ingersoll Rand, Inc.	77,832	4,959,455
PACCAR, Inc.	955,666	81,250,723
Parker Hannifin Corp.	44,370	17,283,002
		258,688,203
Passenger Airlines - 0.1%
Copa Holdings SA Class A	58,601	5,222,521
Ryanair Holdings PLC sponsored ADR (a)	318,986	31,008,629
		36,231,150
Professional Services - 0.2%
Thomson Reuters Corp.	69,470	8,498,535
Verisk Analytics, Inc.	143,562	33,915,087
		42,413,622
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	63,048	28,029,249
W.W. Grainger, Inc.	125,926	87,120,644
		115,149,893
TOTAL INDUSTRIALS		1,368,816,380
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	671,079	123,431,560
Motorola Solutions, Inc.	31,663	8,619,935
		132,051,495
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	5,440,520	456,949,275
CDW Corp.	82,951	16,736,194
Jabil, Inc.	185,294	23,511,956
		497,197,425
IT Services - 1.1%
Accenture PLC Class A	675,463	207,441,442
Cloudflare, Inc. (a)	227,869	14,364,862
Gartner, Inc. (a)	32,950	11,321,950
MongoDB, Inc. Class A (a)	36,305	12,556,447
Okta, Inc. (a)	116,719	9,513,766
Shopify, Inc. Class A (a)	507,386	27,695,636
X Holdings Corp. Class A (b)(c)	102,340	3,614,649
		286,508,752
Semiconductors & Semiconductor Equipment - 6.9%
Advanced Micro Devices, Inc. (a)	1,655,867	170,256,245
Advantest Corp. (d)	226,040	6,305,050
Allegro MicroSystems LLC (a)	27,699	884,706
Analog Devices, Inc.	569,988	99,799,199
Applied Materials, Inc.	131,798	18,247,433
Arm Holdings Ltd. ADR (d)	233,000	12,470,160
ASML Holding NV (depository receipt)	5,705	3,358,305
Broadcom, Inc.	67,817	56,327,444
First Solar, Inc. (a)	46,239	7,471,760
Lam Research Corp.	3,753	2,352,268
Lattice Semiconductor Corp. (a)	558,242	47,969,735
Marvell Technology, Inc.	985	53,318
Monolithic Power Systems, Inc.	64,793	29,934,366
NVIDIA Corp.	2,537,147	1,103,633,574
ON Semiconductor Corp. (a)	1,311,605	121,913,685
Qualcomm, Inc.	571,449	63,465,126
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	184,622	16,043,652
		1,760,486,026
Software - 9.0%
Adobe, Inc. (a)	208,934	106,535,447
Atlassian Corp. PLC (a)	15,408	3,104,866
Aurora Innovation, Inc. (a)(d)	651,762	1,531,641
Aurora Innovation, Inc. (a)(b)	2,651,543	6,231,126
Cadence Design Systems, Inc. (a)	526,238	123,297,563
Check Point Software Technologies Ltd. (a)	107,115	14,276,287
Clear Secure, Inc. (d)	442,804	8,430,988
Confluent, Inc. (a)	73,091	2,164,225
Dynatrace, Inc. (a)	378,778	17,700,296
Fortinet, Inc. (a)	570,787	33,493,781
HubSpot, Inc. (a)	24,412	12,022,910
Intuit, Inc.	24,869	12,706,567
Klaviyo, Inc. Class A (d)	61,000	2,104,500
Microsoft Corp.	5,283,977	1,668,415,738
Palo Alto Networks, Inc. (a)	135,454	31,755,836
Roper Technologies, Inc.	14,104	6,830,285
Salesforce, Inc. (a)	916,041	185,754,794
Samsara, Inc. (a)	22,114	557,494
ServiceNow, Inc. (a)	39,693	22,186,799
Stripe, Inc. Class B (a)(b)(c)	75,100	1,369,073
Synopsys, Inc. (a)	100,163	45,971,812
Tanium, Inc. Class B (a)(b)(c)	449,538	3,371,535
ZenPayroll, Inc. (a)(b)(c)	50,300	1,787,159
		2,311,600,722
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	6,461,907	1,106,343,097
Dell Technologies, Inc.	48,565	3,346,129
Samsung Electronics Co. Ltd.	50,810	2,562,740
		1,112,251,966
TOTAL INFORMATION TECHNOLOGY		6,100,096,386
MATERIALS - 2.7%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	74,540	21,124,636
Linde PLC	24,245	9,027,626
Sherwin-Williams Co.	66,444	16,946,542
Westlake Corp.	168,075	20,953,910
		68,052,714
Construction Materials - 0.0%
Eagle Materials, Inc.	13,927	2,319,124
Vulcan Materials Co.	50,241	10,149,687
		12,468,811
Metals & Mining - 2.4%
B2Gold Corp.	11,628,066	33,388,152
Barrick Gold Corp. (Canada)	460,521	6,689,549
Cleveland-Cliffs, Inc. (a)	150,230	2,348,095
Franco-Nevada Corp.	1,062,090	141,791,850
Freeport-McMoRan, Inc.	2,550,020	95,090,246
Ivanhoe Electric, Inc. (a)	1,245,205	14,817,940
Ivanhoe Mines Ltd. (a)	12,452,746	106,718,177
Ivanhoe Mines Ltd. (a)(e)	1,378,560	11,814,054
Lundin Gold, Inc.	88,529	993,976
Novagold Resources, Inc. (a)	1,789,017	6,849,172
Nucor Corp. (d)	821,761	128,482,332
Steel Dynamics, Inc.	537,475	57,628,070
Sunrise Energy Metals Ltd. (a)	684,793	339,022
Wheaton Precious Metals Corp.	411,550	16,701,370
		623,652,005
TOTAL MATERIALS		704,173,530
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group, Inc.	2,864	272,747
UTILITIES - 0.4%
Electric Utilities - 0.4%
Constellation Energy Corp.	600,167	65,466,216
PG&E Corp. (a)	1,689,350	27,249,216
		92,715,432
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	86,129	2,857,760
TOTAL UTILITIES		95,573,192
TOTAL COMMON STOCKS (Cost $16,825,596,812)		24,061,585,453

Preferred Stocks - 1.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.9%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	80,736	18,863,966
Reddit, Inc.:
Series E(a)(b)(c)	27,300	900,627
Series F(a)(b)(c)	149,136	4,919,997
		24,684,590
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	43,228	28,963
Series C(a)(b)(c)	170,098	272,157
Series D(a)(b)(c)	404,900	1,020,348
		1,321,468
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,700	700,245

Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A(b)(c)	3,132	3,340,783
Series A2(b)(c)	568	605,864
		3,946,647
TOTAL CONSUMER DISCRETIONARY		5,968,360

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G(a)(b)(c)	8,352	565,180
Series H(a)(b)(c)	11,788	797,694
		1,362,874
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	37,316	157,847

TOTAL CONSUMER STAPLES		1,520,721

FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	57,282	1,530,575
Circle Internet Financial Ltd. Series F (a)(b)(c)	118,667	2,552,527
		4,083,102
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	486,500	1,868,160

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	190,800	2,734,164
Series F(a)(b)(c)	11,519	165,067
Somatus, Inc. Series E (a)(b)(c)	2,766	2,830,780
		5,730,011
TOTAL HEALTH CARE		7,598,171

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.5%
Relativity Space, Inc.:
Series D(a)(b)(c)	207,384	3,929,927
Series E(a)(b)(c)	143,887	3,043,210
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	11,832	9,583,920
Series J(b)(c)	79,868	64,693,080
Series N(a)(b)(c)	49,490	40,086,900
		121,337,037
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E(a)(b)(c)	178,019	7,156,364
Series F(c)	286,824	11,530,325
		18,686,689
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	47,990	5,266,903

TOTAL INDUSTRIALS		145,290,629

INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	204,122	500,099
Carbon, Inc.:
Series D(a)(b)(c)	9,678	95,038
Series E(a)(b)(c)	7,351	86,080
Moloco, Inc. Series A (b)(c)	95,881	5,752,860
Nuro, Inc.:
Series C(a)(b)(c)	405,967	2,354,609
Series D(a)(b)(c)	114,603	664,697
Stripe, Inc.:
Series H(a)(b)(c)	29,000	528,670
Series I(b)(c)	321,951	5,869,167
Tenstorrent, Inc. Series C1 (a)(b)(c)	33,000	1,831,170
ZenPayroll, Inc.:
Series D(a)(b)(c)	184,203	6,544,733
Series E(a)(b)(c)	28,063	997,078
		25,224,201
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	1,289,012	5,349,400

TOTAL CONVERTIBLE PREFERRED STOCKS		219,719,174
Nonconvertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	1,938,825	29,062,987

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (a)(b)(c)	175,323	3,771,198

TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,834,185
TOTAL PREFERRED STOCKS (Cost $230,850,744)		252,553,359

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $1,840,000)	1,840,000	1,716,720

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	1,292,562,700	1,292,821,213
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	139,543,876	139,557,830
TOTAL MONEY MARKET FUNDS (Cost $1,432,378,049)		1,432,379,043

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $18,490,665,605)	25,748,234,575
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(125,544,160)
NET ASSETS - 100.0%	25,622,690,415

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $301,144,812 or 1.2% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,796,253 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678

ASAPP, Inc. Series C	4/30/21	1,346,613

Aurora Innovation, Inc.	7/18/23	7,159,166

Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128

Bowery Farming, Inc. Series C1	5/18/21	2,248,263

ByteDance Ltd. Series E1	11/18/20	8,846,581

Canva, Inc. Series A	9/22/23	3,340,783

Canva, Inc. Series A2	9/22/23	605,864

Carbon, Inc. Series D	12/15/17	225,990

Carbon, Inc. Series E	3/22/19	205,787

Circle Internet Financial Ltd. Series E	5/11/21	2,845,500

Circle Internet Financial Ltd. Series F	5/09/22	5,000,627

Discord, Inc. Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485

GoBrands, Inc. Series G	3/02/21	2,085,639

GoBrands, Inc. Series H	7/22/21	4,579,527

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094

Lyra Health, Inc. Series E	1/14/21	1,747,079

Lyra Health, Inc. Series F	6/04/21	180,899

Moloco, Inc. Series A	6/26/23	5,752,860

Nuro, Inc. Series C	10/30/20	5,299,737

Nuro, Inc. Series D	10/29/21	2,388,982

Rad Power Bikes, Inc.	1/21/21	1,599,460

Rad Power Bikes, Inc. Series A	1/21/21	208,525

Rad Power Bikes, Inc. Series C	1/21/21	820,526

Rad Power Bikes, Inc. Series D	9/17/21	3,880,481

Reddit, Inc. Series E	5/18/21	1,159,546

Reddit, Inc. Series F	8/11/21	9,215,770

Relativity Space, Inc. Series D	11/20/20	3,095,642

Relativity Space, Inc. Series E	5/27/21	3,285,674

Somatus, Inc. Series E	1/31/22	2,413,708

Space Exploration Technologies Corp. Class A	2/16/21	3,065,927

Space Exploration Technologies Corp. Series G	9/07/23	9,583,920

Space Exploration Technologies Corp. Series J	9/07/23	64,693,080

Space Exploration Technologies Corp. Series N	8/04/20	13,362,300

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276

Stripe, Inc. Class B	5/18/21	3,013,641

Stripe, Inc. Series H	3/15/21	1,163,625

Stripe, Inc. Series I	3/20/23 - 5/12/23	6,482,206

Tanium, Inc. Class B	9/18/20	5,122,575

Tenstorrent, Inc. Series C1	4/23/21	1,961,992

Tenstorrent, Inc. 0%	4/23/21	1,840,000

TulCo LLC	8/24/17 - 9/07/18	714,122

Veterinary Emergency Group LLC Class A	9/16/21 - 12/16/22	7,199,407

X Holdings Corp. Class A	10/25/22	10,234,000

ZenPayroll, Inc.	10/01/21	1,448,054

ZenPayroll, Inc. Series D	7/16/19	2,452,184

ZenPayroll, Inc. Series E	7/13/21	852,984

Zipline International, Inc.	10/12/21	3,148,776

Zipline International, Inc. Series E	12/21/20	5,808,653

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	962,008,110	3,912,274,647	3,581,461,544	31,667,372	-	-	1,292,821,213	3.1%
Fidelity Securities Lending Cash Central Fund 5.39%	120,547,595	1,183,364,161	1,164,353,926	214,651	-	-	139,557,830	0.5%
Total	1,082,555,705	5,095,638,808	4,745,815,470	31,882,023	-	-	1,432,379,043

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.